Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and banks	$ 276,761	$ 113,017
Term deposits	467,056	973,146
Total cash and cash equivalents	$ 743,817	$ 1,086,163	$ 698,618	$ 1,032,938